UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	05/31/2016

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Airlines — 1.1%
Spirit Airlines, Inc.*	2,147,314	$93,343,740

Auto Components — 1.2%
Delphi Automotive PLC (United Kingdom)	1,469,195	99,846,492

Banks — 1.2%
First Republic Bank	1,344,757	97,373,854

Beverages — 1.8%
Constellation Brands, Inc. (Class A Stock)(a)	623,019	95,415,360
Monster Beverage Corp.*	344,230	51,634,500

		147,049,860

Biotechnology — 1.0%
BioMarin Pharmaceutical, Inc.*	959,118	85,984,929

Building Products — 0.5%
Allegion PLC	609,618	41,234,562

Capital Markets — 3.0%
Affiliated Managers Group, Inc.*	823,987	142,978,224
TD Ameritrade Holding Corp.(a)	3,044,253	99,455,746

		242,433,970

Chemicals — 3.1%
Axalta Coating Systems Ltd.*	3,980,384	112,047,810
FMC Corp.(a)	1,946,059	92,418,342
WR Grace & Co.	634,766	49,283,232

		253,749,384

Commercial Services & Supplies — 3.5%
Copart, Inc.*(a)	2,919,233	144,531,226
Stericycle, Inc.*(a)	1,489,348	145,941,210

		290,472,436

Communications Equipment — 1.1%
Palo Alto Networks, Inc.*	691,862	90,260,316

Construction & Engineering — 1.1%
Quanta Services, Inc.*	3,651,587	87,747,636

Consumer Finance — 1.4%
SLM Corp.*	17,114,920	117,579,500

Containers & Packaging — 0.6%
Sealed Air Corp.	1,004,566	46,652,045

Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	270,152	73,243,610

Diversified Telecommunication Services — 2.7%
SBA Communications Corp. (Class A Stock)*	2,215,028	220,173,783

Electrical Equipment — 1.4%
AMETEK, Inc.	2,346,760	112,222,063

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. (Class A Stock)	2,841,563	166,856,579
CDW Corp.	1,135,232	48,315,474

		215,172,053

Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc.*(a)	3,212,929	79,552,122

Food Products — 4.2%
Hain Celestial Group, Inc. (The)*(a)	3,778,394	186,803,799
J.M. Smucker Co. (The)	649,421	83,872,722
Mead Johnson Nutrition Co.	870,484	71,623,424

		342,299,945

Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.*	1,585,161	124,958,242
Cooper Cos., Inc. (The)	274,581	44,704,532
DexCom, Inc.*	946,898	61,065,452

		230,728,226

Health Care Providers & Services — 8.5%
Centene Corp.*	2,532,782	157,918,958
Envision Healthcare Holdings, Inc.*	4,092,048	101,523,711
Henry Schein, Inc.*(a)	1,116,043	193,890,150
Laboratory Corp. of America Holdings*	843,389	107,911,623
Universal Health Services, Inc. (Class B Stock)	1,005,797	135,641,783

		696,886,225

Hotels, Restaurants & Leisure — 3.7%
Aramark	1,336,671	44,497,778
Hilton Worldwide Holdings, Inc.	5,520,397	114,713,850
Norwegian Cruise Line Holdings Ltd.*(a)	2,171,567	100,782,424
Starwood Hotels & Resorts Worldwide, Inc.	527,988	38,770,159

		298,764,211

Household Products — 1.2%
Church & Dwight Co., Inc.	995,120	97,999,418

Independent Power & Renewable Electricity Producers — 0.7%
Atlantica Yield PLC (Spain)	3,045,255	54,753,685

Industrial Conglomerates — 2.8%
Carlisle Cos., Inc.	592,763	61,540,655
Roper Technologies, Inc.(a)	990,816	169,508,801

		231,049,456

IT Services — 4.2%
FleetCor Technologies, Inc.*	581,777	86,620,778
Global Payments, Inc.	906,408	70,418,837
Vantiv, Inc. (Class A Stock)*	3,418,548	183,815,326

		340,854,941

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	105,632	15,298,682
Quintiles Transnational Holdings, Inc.*(a)	1,009,747	68,551,724

		83,850,406

Media — 1.8%
AMC Networks, Inc. (Class A Stock)*	1,387,116	88,692,197
Scripps Networks Interactive, Inc. (Class A Stock)	934,579	60,130,813

		148,823,010

Multiline Retail — 4.2%
Dollar General Corp.	1,350,583	121,417,412
Dollar Tree, Inc.*	2,478,837	224,433,902

		345,851,314

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources, Inc.*	403,894	49,008,498
Noble Energy, Inc.	2,083,522	74,485,911

		123,494,409

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC*	449,913	68,188,814

Professional Services — 1.7%
IHS, Inc. (Class A Stock)*	1,108,276	136,240,369

Real Estate Investment Trusts (REITs) — 4.9%
Crown Castle International Corp.	1,783,291	161,940,656
Equinix, Inc.	184,310	66,720,220
MFA Financial, Inc.	9,280,498	66,912,390
Starwood Property Trust, Inc.	5,055,380	104,241,936

		399,815,202

Real Estate Management & Development — 1.5%
CBRE Group, Inc. (Class A Stock)*	4,180,053	124,774,582

Road & Rail — 0.6%
JB Hunt Transport Services, Inc.	569,179	47,082,487

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	1,922,897	112,489,475
NXP Semiconductors NV (Netherlands)*	1,389,835	131,325,509

		243,814,984

Software — 9.5%
Check Point Software Technologies Ltd. (Israel)*(a)	1,037,171	88,128,420
Electronic Arts, Inc.*	2,399,632	184,171,756
Intuit, Inc.(a)	1,103,326	117,680,751
Red Hat, Inc.*	2,301,918	178,306,568
ServiceNow, Inc.*(a)	1,467,239	105,098,330
Splunk, Inc.*(a)	1,775,606	102,008,565

		775,394,390

Specialty Retail — 8.8%
AutoZone, Inc.*	104,246	79,456,301
Burlington Stores, Inc.*(a)	1,859,328	112,229,038
L Brands, Inc.	729,643	50,017,028
O’Reilly Automotive, Inc.*	364,484	96,380,504
Ross Stores, Inc.	1,870,991	99,910,919
Signet Jewelers Ltd.(a)	1,131,366	111,971,293
Ulta Salon Cosmetics & Fragrance, Inc.*	720,784	167,949,880

		717,914,963

Textiles, Apparel & Luxury Goods — 1.0%
Kate Spade & Co.*	3,112,810	68,046,026
Under Armour, Inc. (Class A Stock)*(a)	433,353	16,350,409

		84,396,435

Trading Companies & Distributors — 0.7%
WESCO International, Inc.*(a)	916,888	53,482,077

TOTAL LONG-TERM INVESTMENTS (cost $6,164,777,984)		8,040,551,904

SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $414,377,150; includes $261,537,961 of cash collateral for securities on loan)(b)(c)	414,377,150	414,377,150

TOTAL INVESTMENTS — 103.4% (cost $6,579,155,134)(d)		8,454,929,054
Liabilities in excess of other assets — (3.4)%		(280,569,292)

NET ASSETS — 100.0%		$8,174,359,762

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $256,538,693; cash collateral of $261,537,961 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$6,591,947,663

Appreciation	2,257,445,168
Depreciation	(394,463,777)

Net Unrealized Appreciation	$1,862,981,391

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$93,343,740	$—	$—
Auto Components	99,846,492	—	—
Banks	97,373,854	—	—
Beverages	147,049,860	—	—
Biotechnology	85,984,929	—	—
Building Products	41,234,562	—	—
Capital Markets	242,433,970	—	—
Chemicals	253,749,384	—	—
Commercial Services & Supplies	290,472,436	—	—
Communications Equipment	90,260,316	—	—
Construction & Engineering	87,747,636	—	—
Consumer Finance	117,579,500	—	—
Containers & Packaging	46,652,045	—	—

	Level 1	Level 2	Level 3
Diversified Financial Services	$73,243,610	$—	$—
Diversified Telecommunication Services	220,173,783	—	—
Electrical Equipment	112,222,063	—	—
Electronic Equipment, Instruments & Components	215,172,053	—	—
Food & Staples Retailing	79,552,122	—	—
Food Products	342,299,945	—	—
Health Care Equipment & Supplies	230,728,226	—	—
Health Care Providers & Services	696,886,225	—	—
Hotels, Restaurants & Leisure	298,764,211	—	—
Household Products	97,999,418	—	—
Independent Power & Renewable Electricity Producers	54,753,685	—	—
Industrial Conglomerates	231,049,456	—	—
IT Services	340,854,941	—	—
Life Sciences Tools & Services	83,850,406	—	—
Media	148,823,010	—	—
Multiline Retail	345,851,314	—	—
Oil, Gas & Consumable Fuels	123,494,409	—	—
Pharmaceuticals	68,188,814	—	—
Professional Services	136,240,369	—	—
Real Estate Investment Trusts (REITs)	399,815,202	—	—
Real Estate Management & Development	124,774,582	—	—
Road & Rail	47,082,487	—	—
Semiconductors & Semiconductor Equipment	243,814,984	—	—
Software	775,394,390	—	—
Specialty Retail	717,914,963	—	—
Textiles, Apparel & Luxury Goods	84,396,435	—	—
Trading Companies & Distributors	53,482,077	—	—
Affiliated Mutual Fund	414,377,150	—	—

Total	$8,454,929,054	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.
By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2016
By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Accounting Officer

Date July 18, 2016

*	Print the name and title of each signing officer under his or her signature.